Liability in Respect of Warrants (Details) $ / shares in Units, $ in Thousands			6 Months Ended
	Jun. 26, 2024 USD ($)	Apr. 10, 2024 Number	Jun. 30, 2024 $ / shares shares
Liability In Respect of Warrants [Abstract]
Issued warrant | shares			3,000,000
Number of ordinary share		1	1
Exercise price | $ / shares			$ 1.5
Fair value of warrants | $	$ 1,695